LOSS PER SHARE (Details Narrative)	9 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2022 CAD ($) shares	Sep. 30, 2021 CAD ($) shares	Jun. 30, 2021 shares	Sep. 30, 2020 USD ($) shares
Earnings Per Share [Abstract]
Convertible Debt, Current	$ 77,600	$ 78,500	$ 100,000	$ 100,000		$ 75,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	11,111	11,111
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	92,917	37,917	92,917	37,917	37,917	39,003
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	1,097,097	208,333	1,097,097	208,333	208,333	80,087